Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000188490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000016413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000188490
Average Annual Return [Line Items]
Average Annual Return, Percent	24.75%	14.27%	14.24%
Without Sales Load [Member] | C000016413
Average Annual Return [Line Items]
Average Annual Return, Percent	24.68%	14.21%		12.82%
Without Sales Load [Member] | C000016414
Average Annual Return [Line Items]
Average Annual Return, Percent	24.75%	14.27%		12.88%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.45%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%